EQUITY (Details Narrative) - USD ($)	Sep. 21, 2023	Dec. 31, 2023	Dec. 31, 2022
Equity [Abstract]
Common stock, shares outstanding		23,250,000	24,500,625
Stock issued	$ 1,250,625